UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-07434

The Stratton Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460
King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

King of Prussia, PA 19406-2826
(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2012 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 98.9%
Aerospace/Defense – 1.6%
Moog, Inc. Class A†	361,925	$13,706,100

Banking/Financial – 16.6%
Affiliated Managers Group, Inc.†	143,000	17,589,000
Community Bank System, Inc.	330,000	9,302,700
First Midwest Bancorp, Inc.	519,200	6,515,960
First Niagara Financial Group, Inc.	577,000	4,667,930
Glacier Bancorp, Inc.	380,000	5,920,400
IBERIABANK Corp.	167,600	7,676,080
MB Financial, Inc.	426,600	8,425,350
Northwest Bancshares, Inc.	923,221	11,290,993
Signature Bank†	235,000	15,763,800
SVB Financial Group†	239,000	14,449,940
Umpqua Holdings Corp.	713,741	9,200,121
United Bankshares, Inc.	351,000	8,743,410
Webster Financial Corp.	360,600	8,546,220
Wintrust Financial Corp.	280,000	10,519,600

		138,611,504

Basic Materials – 4.9%
Compass Minerals International, Inc.	113,000	8,428,670
PolyOne Corp.	871,000	14,432,470
Silgan Holdings, Inc.	418,000	18,187,180

		41,048,320

Business Services – 3.0%
Arbitron, Inc.	415,500	15,747,450
Cardtronics, Inc.†	303,900	9,050,142

		24,797,592

Capital Goods – 1.6%
Oshkosh Corp.†	300,000	8,229,000
Titan International Inc.	300,000	5,298,000

		13,527,000

Construction – 1.2%
Beacon Roofing Supply, Inc.†	350,000	9,975,000

Consumer Durable – 2.8%
Jarden Corp.	450,000	23,778,000

Consumer Staples – 5.3%
Casey’s General Stores, Inc.	307,300	17,559,122
Harris Teeter Supermarkets, Inc.	401,500	15,594,260
Ralcorp Holdings, Inc.†	153,000	11,169,000

		44,322,382

Energy – 5.9%
Cabot Oil & Gas Corp.	334,800	15,032,520
Carrizo Oil & Gas, Inc.†	379,000	9,478,790

	Number of Shares	Market Value (Note A)
Energy – continued
Kodiak Oil & Gas Corp.†	1,086,000	$10,164,960
Northern Oil and Gas, Inc.†	463,000	7,866,370
Superior Energy Services, Inc.†	321,678	6,600,832

		49,143,472

Health Care – 6.3%
Medicis Pharmaceutical Corp. Class A	420,000	18,173,400
PAREXEL International Corp.†	570,000	17,533,200
West Pharmaceutical Services, Inc.	316,100	16,775,427

		52,482,027

Industrial – 13.0%
Actuant Corp. Class A	495,000	14,166,900
Cascade Corp.	176,500	9,661,610
Chicago Bridge & Iron Co. N.V.	475,100	18,096,559
Crane Co.	338,150	13,502,330
EnerSys†	519,500	18,333,155
MasTec, Inc†	970,000	19,109,000
United Rentals, Inc.†	484,141	15,836,252

		108,705,806

Insurance/Services – 1.1%
Selective Insurance Group, Inc.	505,200	9,593,748

REITs – 7.9%
Highwoods Properties, Inc.	382,264	12,469,452
Home Properties, Inc.	212,700	13,032,129
Medical Properties Trust, Inc.	1,187,000	12,404,150
SL Green Realty Corp.	188,000	15,053,160
Ventas, Inc.	204,569	12,734,420

		65,693,311

Retailing – 10.8%
Aaron’s, Inc.†	549,250	15,274,642
ANN, Inc.†	435,498	16,431,340
Brinker International, Inc.	450,000	15,885,000
Cabela’s, Inc.†	377,322	20,631,967
The Jones Group, Inc.	625,000	8,043,750
Jos. A. Bank Clothiers, Inc.†	288,400	13,981,632

		90,248,331

Technology – 10.1%
Anixter International, Inc.†	261,700	15,037,282
Belden, Inc.	464,600	17,134,448
CACI International, Inc. Class A†	156,000	8,079,240
ON Semiconductor Corp.†	1,370,800	8,457,836
Parametric Technology Corp.†	715,000	15,587,000
RF Micro Devices, Inc.†	2,027,000	8,006,650

See accompanying notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS September 30, 2012 (unaudited) (continued)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
Technology – continued
Solera Holdings, Inc.	270,000	$11,844,900

		84,147,356

Utilities – 6.8%
Avista Corp.	455,986	11,737,080
El Paso Electric Co.	386,281	13,230,124
Portland General Electric Co.	363,500	9,829,040
Southwest Gas Corp.	276,110	12,204,062
UNS Energy Corp.	225,300	9,431,058

		56,431,364

Total Common Stocks
(Cost $587,776,369)		826,211,313

	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
BNY Mellon Cash Reserve
0.05%, due10/01/12	$10,462,476	10,462,476

Total Short-Term Investments
(Cost $10,462,476)		10,462,476

Total Investments – 100.1%
(Cost $598,238,845*)		836,673,789
Liabilities in Excess of Other Assets – (0.1%)		(1,060,872)

NET ASSETS – 100.0%		$835,612,917

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $598,238,845 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$255,889,441
Gross unrealized depreciation	(17,454,497)

Net unrealized appreciation	$238,434,944

See accompanying notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2012 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2012 is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
Level 1 - Quoted prices *	$53,597,627	$85,623,123	$836,673,789
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$53,597,627	$85,623,123	$836,673,789

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2012, the Funds recognized no transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2012 (unaudited)

to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2012.

As of December 31, 2011, Multi-Cap Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $10,083,397 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund and Small-Cap Value Fund had no net capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Multi-Cap Fund had a deferred post-October net long-term capital loss of $128,272, which will be treated as arising on the first business day of the fiscal year ending December 31, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ John A. Affleck
John A. Affleck, Chief Executive Officer
(principal executive officer)

Date	November 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John A. Affleck
John A. Affleck, Chief Executive Officer
(principal executive officer)

Date	November 7, 2012

By (Signature and Title)*	/s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer
(principal financial officer)

Date	November 7, 2012

* Print the name and title of each signing officer under his or her signature.